Mezzanine Equity (Details) $ in Thousands		1 Months Ended
	Dec. 07, 2021 shares	May 31, 2021 USD ($)	Dec. 31, 2020 shares
Temporary Equity [Line Items]
Conversion ratio	1
Series A-1 preferred stock
Temporary Equity [Line Items]
Shares outstanding	14,069,187		14,404,018
Preferred Stock converted into shares	14,069,187
Series B Preferred Stock
Temporary Equity [Line Items]
Shares outstanding	8,777,812
Minimum net cash proceeds for conversion | $		$ 135,579
Preferred Stock converted into shares	8,777,812